UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2015

WESTERN ASSET

VARIABLE GLOBAL

HIGH YIELD BOND

PORTFOLIO

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to maximize total return.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Variable Global High Yield Bond Portfolio for the six-month reporting period ended June 30, 2015. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Portfolio, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

II	Western Asset Variable Global High Yield Bond Portfolio

Investment commentary

Economic review

After a tepid start, the pace of U.S. economic activity improved during the six months ended June 30, 2015 (the “reporting period”). Looking back, the U.S. Department of Commerce’s revised figures showed that fourth quarter 2014 U.S. gross domestic product (“GDP”)i growth was 2.1%. First quarter 2015 GDP growth then moderated to 0.6%. This was attributed to a number of factors, including a deceleration in personal consumption expenditures (“PCE”), along with negative contributions from exports, nonresidential fixed investment, and state and local government spending. However, the economy then gained some traction, as the U.S. Department of Commerce’s initial estimate for second quarter 2015 GDP growth — released after the reporting period ended — was 2.3%. The upturn was driven by an increase in exports, an acceleration in PCE, a deceleration in imports and increased state and local government spending.

Activity in the U.S. manufacturing sector initially moderated and then strengthened during the reporting period. Based on the Institute for Supply Management’s Purchasing Managers’ Index (“PMI”)ii, U.S. manufacturing expanded during all six months of the reporting period (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion).

The labor market was a tailwind for the economy during the reporting period. When the period began, unemployment was 5.7%, as reported by the U.S. Department of Labor. By June 2015, unemployment was 5.3%, its lowest level since April 2008.

Turning to the global economy, in its July 2015 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) said “A setback to activity in the first quarter of 2015, mostly in North America, has resulted in a small downward revision to global growth for 2015 relative to the April 2015 World Economic Outlook Update. Nevertheless, the underlying drivers for a gradual acceleration in economic activity in advanced economies — easy financial conditions, more neutral fiscal policy in the euro area, lower fuel prices, and improving confidence and labor market conditions — remain intact.” From a regional perspective, the IMF projects that 2015 growth in the Eurozone will be 1.5%, versus 0.8% in 2014. Japan’s economy is expected to expand 0.8% in 2015, compared to -0.1% in 2014. Elsewhere, the IMF said that overall growth in emerging market countries will decelerate in 2015, with growth of 4.2% versus 4.6% in 2014.

Western Asset Variable Global High Yield Bond Portfolio	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. As it has since December 2008, the Fed maintained the federal funds rateiv at a historically low range between zero and 0.25%. However, in October 2014 the Fed ended its asset purchase program that was announced in December 2012. In December 2014, the Fed said that “it can be patient in beginning to normalize the stance of monetary policy.” At its meeting that ended on April 29, 2015, the Fed said, “…economic growth slowed during the winter months, in part reflecting transitory factors.” Finally, at its meeting that ended on July 29, 2015, after the reporting period ended, the Fed said, “The Committee currently anticipates that, even after employment and inflation are near mandate-consistent levels, economic conditions may, for some time, warrant keeping the target federal funds rate below levels the Committee views as normal in the longer run.”

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)v took a number of actions to stimulate growth and ward off deflation. The ECB reduced rates in June and September 2014, before the beginning of the reporting period. Then, in January 2015 the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, its lowest level since 2006. At the end of October 2014, the Bank of Japan announced that it would increase its asset purchases between 10 trillion yen and 20 trillion yen ($90.7 billion to $181.3 billion) to approximately 80 trillion yen ($725 billion) annually, in an attempt to stimulate growth. Elsewhere, after holding rates steady at 6.0% since July 2012, the People’s Bank of China lowered rates four times during the reporting period. Its most recent cut in June 2015 dropped rates to 4.85%.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2015?

A. Short-term Treasury yields edged lower, whereas long-term Treasury yields increased during the reporting period. When the reporting period began, the yield on the two-year Treasury note was 0.67%. It peaked at 0.75% on June 10, 2015, and fell as low as 0.44% on January 15, 2015, before ending the period at 0.64%. The yield on the ten-year Treasury note began the period at 2.17% and its peak of 2.50% occurred on June 10, 2015. The yield on the ten-year Treasury note was as low as 1.68% in late January/early February 2015 and concluded the reporting period at 2.35%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors generally posted positive, albeit small gains, during the reporting period. Performance fluctuated with investor sentiment given the uncertainties regarding future Fed monetary policy, along with concerns over global growth and geopolitical issues. The broad U.S. bond market,

IV	Western Asset Variable Global High Yield Bond Portfolio

as measured by the Barclays U.S. Aggregate Indexvi, declined 0.10% during the six months ended June 30, 2015.

Q. How did the high-yield bond market perform over the six months ended June 30, 2015?

A. The U.S. high-yield bond market, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexvii, returned 2.53% for the six months ended June 30, 2015. High yield bonds were volatile during the reporting period. While the underlying fundamentals in the high-yield market remained generally solid and default rates were well below their long-term average, the asset class posted negative returns in March and June 2015 when investor risk aversion increased.

Q. How did the emerging markets debt asset class perform over the reporting period?

A. The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)viii returned 1.76% during the six months ended June 30, 2015. The asset class rose during the first four months of the reporting period, but those gains were partially offset by weakness in May and June 2015. These setbacks were triggered by a number of factors, including expectations for future Fed rate hikes and geopolitical issues.

Performance review

For the six months ended June 30, 2015, Class I shares of Western Asset Variable Global High Yield Bond Portfolio1 returned 2.06%. The Portfolio’s unmanaged benchmark, the Barclays Global High Yield Index (Hedged)ix, returned 3.36% for the same period. The Lipper Variable High Yield Funds Category Average2 returned 2.49% over the same time frame.

Performance Snapshot as of June 30, 2015 (unaudited)
6 months
Western Asset Variable Global High Yield Bond Portfolio[1]:
Class I	2.06%
Class II	2.01%
Barclays Global High Yield Index (Hedged)	3.36%
Lipper Variable High Yield Funds Category Average[2]	2.49%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

[1]	The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]	Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2015, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 113 funds in the Portfolio’s Lipper category.

Western Asset Variable Global High Yield Bond Portfolio	V

Investment commentary (cont’d)

The 30-Day SEC Yields for the period ended June 30, 2015 for Class I and Class II shares were 6.87% and 6.61%, respectively. The 30-Day SEC Yield is subject to change and is based on the yield to maturity of the Portfolio’s investments over a 30-day period and not on the dividends paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2015, the gross total annual operating expense ratios for Class I and Class II shares were 0.81% and 1.07%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2015

RISKS: Investments in bonds are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds, commonly referred to as “junk bonds”, involve greater credit and liquidity risks than investment grade bonds. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectuses for a more complete discussion of these and other risks, and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VI	Western Asset Variable Global High Yield Bond Portfolio

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management’s PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the U.S. manufacturing sector.

iii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

vi

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

viii

The JPMorgan Emerging Markets Bond Index Global (“EMBI Global”) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

ix

The Barclays Global High Yield Index (Hedged) provides a broad-based measure of the global high-yield fixed-income markets, representing the union of the U.S. High-Yield, Pan-European High-Yield, U.S. Emerging Markets High-Yield, CMBS High-Yield and Pan European Emerging Markets High-Yield Indices.

Western Asset Variable Global High Yield Bond Portfolio	VII

Portfolio at a glance†

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2015 and December 31, 2014 and does not include derivatives, such as futures contracts and forward foreign currency contracts. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2015 and held for the six months ended June 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	2.06%	$1,000.00	$1,020.60	0.80%	$4.01	Class I	5.00%	$1,000.00	$1,020.83	0.80%	$4.01
Class II	2.01	1,000.00	1,020.10	1.05	5.26	Class II	5.00	1,000.00	1,019.59	1.05	5.26

2	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

[1]	For the six months ended June 30, 2015.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2015

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays Global High Yield Index (Hedged)
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA Var Global	— Western Asset Variable Global High Yield Bond Portfolio

4	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2015

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Portfolio’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays Global High Yield Index (Hedged)
EM	— Emerging Markets
HY	— High Yield
IG Credit	— Investment Grade Credit
WA Var Global	— Western Asset Variable Global High Yield Bond Portfolio

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2015

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Corporate Bonds & Notes — 86.8%
Consumer Discretionary — 15.8%
Auto Components — 0.8%
Alliance Automotive Finance PLC, Senior Secured Notes	6.250%	12/1/21	320,000	EUR	$373,697	(a)
Europcar Groupe SA, Secured Notes	11.500%	5/15/17	100,000	EUR	124,385	(a)
Europcar Groupe SA, Secured Notes	5.750%	6/15/22	220,000	EUR	251,399	(a)
Europcar Groupe SA, Senior Subordinated Notes	9.375%	4/15/18	395,000	EUR	461,690	(a)
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	210,000		210,525	(a)
Total Auto Components					1,421,696
Automobiles — 0.8%
Chrysler Group LLC/CG Co.-Issuer Inc., Secured Notes	8.250%	6/15/21	230,000		251,275
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	1,170,000		1,167,075	(a)
Total Automobiles					1,418,350
Diversified Consumer Services — 0.6%
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	160,000	GBP	275,538
EC Finance PLC, Senior Secured Notes	5.125%	7/15/21	440,000	EUR	511,440	(a)
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	330,000		344,850
Total Diversified Consumer Services					1,131,828
Hotels, Restaurants & Leisure — 4.8%
1011778 BC ULC/New Red Finance Inc., Secured Notes	6.000%	4/1/22	630,000		648,900	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.625%	1/15/22	606,000		598,425	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	517,402		485,427	(a)(b)(c)(d)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	450,000		474,750	(a)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	270,000		269,325
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	390,000		374,400	(a)
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., Senior Secured Notes	10.250%	6/15/15	265,000		1,338	(a)(e)(h)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	300,000		316,500	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	660,000		686,400	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	460,000		495,650	(a)
Marstons Issuer PLC, Secured Bonds	5.641%	7/15/35	223,000	GBP	336,373	(f)
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	1,550,000		1,480,250	(a)
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	1,180,000		1,213,925	(a)
Thomas Cook Finance PLC, Senior Bonds	6.750%	6/15/21	740,000	EUR	862,113	(a)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	440,000		438,900	(a)
Total Hotels, Restaurants & Leisure					8,682,676

See Notes to Financial Statements.

6	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Household Durables — 1.9%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	470,000		$490,562	(a)(b)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	360,000		366,300	(a)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	610,000		617,625	(a)
Toll Brothers Finance Corp., Senior Notes	6.750%	11/1/19	280,000		312,200
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	490,000		531,650
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	490,000		509,600
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	700,000		665,000	(a)
Total Household Durables					3,492,937
Media — 5.0%
AMC Entertainment Inc., Senior Subordinated Notes	5.750%	6/15/25	390,000		383,175	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	6.625%	1/31/22	250,000		261,250
DISH DBS Corp., Senior Notes	5.875%	7/15/22	770,000		756,525
DISH DBS Corp., Senior Notes	5.875%	11/15/24	610,000		587,506
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	240,000		243,600	(a)
iHeartCommunications Inc., Senior Notes	10.000%	1/15/18	430,000		347,763
MediaNews Group Inc.	12.000%	12/31/18	155,000		155,000	(d)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	1,157,637		1,007,144	(a)(b)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	770,000		760,856	(a)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	300,000		295,875	(a)
Ottawa Holdings Pte Ltd., Senior Secured Notes	5.875%	5/16/18	600,000		474,000	(g)
Polish Television Holding BV, Senior Secured Bonds	11.000%	1/15/21	100,000	EUR	132,667	(a)(b)
Time Warner Cable Inc., Debentures	7.300%	7/1/38	290,000		327,707
Tribune Media Co., Senior Notes	5.875%	7/15/22	290,000		292,900	(a)
TVN Finance Corp. III AB, Senior Bonds	7.375%	12/15/20	151,000	EUR	184,629	(a)
TVN Finance Corp. III AB, Senior Notes	7.875%	11/15/18	50,000	EUR	58,112	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	940,000		975,250	(a)
Virgin Media Finance PLC, Senior Notes	7.000%	4/15/23	210,000	GBP	352,812	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	10/15/24	480,000	GBP	788,139	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	300,000		300,750	(a)
Virgin Media Secured Finance PLC, Senior Secured Bonds	5.250%	1/15/26	250,000		242,188	(a)
Vougeot Bidco PLC, Senior Secured Notes	7.875%	7/15/20	100,000	GBP	167,181	(a)
Total Media					9,095,029
Multiline Retail — 0.2%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	370,000		399,138	(a)(b)
Specialty Retail — 1.3%
AA Bond Co., Ltd., Secured Notes	9.500%	7/31/19	120,000	GBP	206,368	(a)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Specialty Retail — continued
AA Bond Co., Ltd., Secured Notes	5.500%	7/31/22	200,000	GBP	$312,962	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	430,000		443,437	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	1,010,000		843,350	(a)
Spencer Spirit Holdings Inc., Senior Notes	9.000%	5/1/18	540,000		548,100	(a)(b)
Total Specialty Retail					2,354,217
Textiles, Apparel & Luxury Goods — 0.4%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	200,000		160,000	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	700,000		680,750	(a)
Total Textiles, Apparel & Luxury Goods					840,750
Total Consumer Discretionary					28,836,621
Consumer Staples — 6.3%
Beverages — 1.2%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	550,000		541,750	(a)
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	510,000		503,625
Constellation Brands Inc., Senior Notes	4.750%	11/15/24	700,000		703,500
DS Services of America Inc., Secured Notes	10.000%	9/1/21	450,000		528,750	(a)
Total Beverages					2,277,625
Food & Staples — 0.5%
FAGE Dairy Industry SA/FAGE USA Dairy Industry Inc., Senior Notes	9.875%	2/1/20	880,000		921,800	(g)
Food & Staples Retailing — 0.8%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	440,000		439,450	(a)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	910,000		955,500	(a)
Total Food & Staples Retailing					1,394,950
Food Products — 2.7%
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	200,000	GBP	296,966	(g)
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	120,000	GBP	178,180	(a)
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	140,000		141,750	(a)
H.J. Heinz Co., Secured Notes	4.250%	10/15/20	80,000		81,700
H.J. Heinz Co., Secured Notes	4.875%	2/15/25	108,000		117,855	(a)
H.J. Heinz Finance Co., Senior Notes	7.125%	8/1/39	260,000		323,700	(a)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	540,000		560,250	(a)
Labeyrie Fine Foods SAS, Senior Secured Bonds	5.625%	3/15/21	180,000	EUR	209,402	(a)
Marfrig Holding Europe BV, Senior Notes	6.875%	6/24/19	560,000		534,800	(a)
Marfrig Overseas Ltd., Senior Notes	9.500%	5/4/20	400,000		410,680	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	600,000		607,500	(a)

See Notes to Financial Statements.

8	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Food Products — continued
R&R Ice Cream PLC, Senior Secured Notes	5.500%	5/15/20	100,000	GBP	$160,464	(a)
R&R Ice Cream PLC, Senior Secured Notes	8.250%	5/15/20	390,000	AUD	306,218	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	1,040,000		959,400	(a)
Virgolino de Oliveira Finance Ltd., Senior Notes	10.500%	1/28/18	350,000		7,000	(g)(h)
Total Food Products					4,895,865
Household Products — 0.6%
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	1,070,000		1,091,400	(a)
Tobacco — 0.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	1,010,000		887,538
Total Consumer Staples					11,469,178
Energy — 15.2%
Energy Equipment & Services — 2.1%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	400,000		388,000
CGG, Senior Notes	6.500%	6/1/21	430,000		359,050
CGG, Senior Notes	6.875%	1/15/22	1,020,000		851,700
FTS International Inc., Senior Secured Bonds	6.250%	5/1/22	500,000		370,000
Gulfmark Offshore Inc., Senior Notes	6.375%	3/15/22	300,000		225,750
Hercules Offshore Inc., Senior Notes	8.750%	7/15/21	330,000		115,500	(a)(c)
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	260,000		91,000	(a)(c)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	510,000		179,775	(a)(c)
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	290,000		242,150	(a)
Key Energy Services Inc., Senior Notes	6.750%	3/1/21	310,000		184,450
Parker Drilling Co., Senior Notes	6.750%	7/15/22	310,000		268,925
TMK OAO Via TMK Capital SA, Senior Notes	6.750%	4/3/20	600,000		525,000	(g)
Total Energy Equipment & Services					3,801,300
Oil, Gas & Consumable Fuels — 13.1%
American Energy-Permian Basin LLC/AEPB Finance Corp., Secured Notes	8.000%	6/15/20	380,000		374,300	(a)
Antero Resources Corp., Senior Notes	5.375%	11/1/21	130,000		125,450
Antero Resources Corp., Senior Notes	5.125%	12/1/22	390,000		370,500
Arch Coal Inc., Senior Notes	9.875%	6/15/19	640,000		112,000
Berry Petroleum Co., Senior Notes	6.750%	11/1/20	120,000		95,400
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	470,000		368,950
BreitBurn Energy Partners LP/BreitBurn Finance Corp., Senior Notes	8.625%	10/15/20	240,000		212,400
California Resources Corp., Senior Notes	6.000%	11/15/24	400,000		346,000
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	80,000		84,600
Carrizo Oil & Gas Inc., Senior Notes	6.250%	4/15/23	260,000		261,950

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	480,000	$470,400
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	270,000	245,700
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Senior Notes	6.375%	3/15/24	290,000	208,800
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	50,000	21,375
Comstock Resources Inc., Senior Secured Notes	10.000%	3/15/20	610,000	553,319	(a)
Crestwood Midstream Partners LP, Senior Notes	6.000%	12/15/20	10,000	10,400
Crestwood Midstream Partners LP, Senior Notes	6.125%	3/1/22	30,000	30,750
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	6.375%	6/15/23	450,000	452,813	(a)
EXCO Resources Inc., Senior Notes	8.500%	4/15/22	350,000	181,125
Gazprom, Loan Participation Notes, Senior Notes	6.510%	3/7/22	700,000	704,550	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.000%	5/15/23	270,000	270,810
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	680,000	656,200	(a)
Gulfport Energy Corp., Senior Notes	7.750%	11/1/20	130,000	136,825
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	470,000	465,887	(a)
Halcon Resources Corp., Senior Notes	9.750%	7/15/20	10,000	6,775
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	660,000	437,250
Indo Energy Finance BV, Senior Secured Notes	7.000%	5/7/18	500,000	415,000	(g)
Kinder Morgan Inc., Medium-Term Notes	7.750%	1/15/32	330,000	380,047
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.500%	9/15/21	220,000	166,100
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	780,000	698,100	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	580,000	522,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Senior Notes	4.875%	6/1/25	1,550,000	1,519,000
MEG Energy Corp., Senior Notes	7.000%	3/31/24	820,000	790,275	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	650,000	162,500	(c)(h)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	400,000	337,000	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	220,000	195,800
New Gulf Resources LLC/NGR Finance Corp., Senior Secured Notes	12.250%	5/15/19	320,000	187,200
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	70,000	71,400
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	210,000	208,425
Pacific Drilling V Ltd., Senior Secured Notes	7.250%	12/1/17	2,950,000	2,551,750	(a)
Pacific Rubiales Energy Corp., Senior Notes	7.250%	12/12/21	390,000	321,750	(g)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	390,000	397,679	(a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	360,000	296,230
Petroleos de Venezuela SA, Senior Bonds	6.000%	5/16/24	2,190,000	788,400	(g)

See Notes to Financial Statements.

10	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Oil, Gas & Consumable Fuels — continued
Petroleos de Venezuela SA, Senior Notes	8.500%	11/2/17	796,000		$549,240	(g)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	490,000		501,618	(a)
QEP Resources Inc., Senior Notes	6.875%	3/1/21	50,000		52,125
QEP Resources Inc., Senior Notes	5.375%	10/1/22	420,000		407,694
QEP Resources Inc., Senior Notes	5.250%	5/1/23	160,000		154,000
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	230,000		32,200	(h)
Regency Energy Partners LP/Regency Energy Finance Corp., Senior Notes	5.000%	10/1/22	330,000		335,704
Rice Energy Inc., Senior Notes	6.250%	5/1/22	550,000		548,625
Rockies Express Pipeline LLC, Senior Notes	5.625%	4/15/20	230,000		236,325	(a)
Samson Investment Co., Senior Notes	9.750%	2/15/20	820,000		51,250
Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	670,000		670,000
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	320,000		286,400	(a)
SM Energy Co., Senior Notes	5.625%	6/1/25	470,000		466,381
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	7.500%	7/1/21	240,000		252,600
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Senior Notes	5.500%	8/15/22	510,000		489,600
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.625%	10/1/20	160,000		167,200	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	188,000		196,460
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	240,000		232,800	(a)
Ultra Petroleum Corp., Senior Notes	5.750%	12/15/18	520,000		501,800	(a)
YPF SA, Senior Notes	8.500%	7/28/25	670,000		664,975	(a)
Total Oil, Gas & Consumable Fuels					24,010,182
Total Energy					27,811,482
Financials — 9.0%
Banks — 2.8%
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	220,000		250,948
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	200,000		211,592	(f)(i)
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	340,000		332,350	(f)(i)
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	90,000		86,981	(f)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	1,350,000		1,355,062	(f)(i)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	410,000		413,075	(f)(i)
JPMorgan Chase & Co., Junior Subordinated Bonds	5.150%	5/1/23	250,000		238,525	(f)(i)
Novo Banco SA, Senior Notes	5.875%	11/9/15	100,000	EUR	111,764	(g)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	320,000		339,421
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	160,000		187,489

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Banks — continued
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	1,050,000	AUD	$927,398	(f)(g)
Sberbank of Russia Via SB Capital SA, Subordinated Notes	5.500%	2/26/24	850,000		712,205	(f)(g)
Total Banks					5,166,810
Consumer Finance — 0.4%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	220,000		264,275
First Cash Financial Services Inc., Senior Notes	6.750%	4/1/21	150,000		158,625
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	380,000		313,500	(a)
Total Consumer Finance					736,400
Diversified Financial Services — 1.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Bonds	4.625%	7/1/22	640,000		642,400
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	360,000		362,700	(a)
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	320,000		336,000	(a)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	1,280,000		1,566,400
Total Diversified Financial Services					2,907,500
Insurance — 0.7%
CNO Financial Group Inc., Senior Notes	4.500%	5/30/20	80,000		81,400
CNO Financial Group Inc., Senior Notes	5.250%	5/30/25	630,000		641,781
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	190,000		198,550	(a)
Genworth Holdings Inc., Senior Notes	4.900%	8/15/23	380,000		337,368
Total Insurance					1,259,099
Real Estate Investment Trusts (REITs) — 1.0%
CB Richard Ellis Services Inc., Senior Notes	5.250%	3/15/25	730,000		757,375
Geo Group Inc., Senior Notes	5.875%	10/15/24	490,000		507,150
Shimao Property Holdings Ltd., Senior Notes	6.625%	1/14/20	500,000		506,900	(g)
Total Real Estate Investment Trusts (REITs)					1,771,425
Real Estate Management & Development — 2.0%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	720,000		606,600
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	850,000		804,848
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	700,000		689,500	(a)
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	540,000		575,100	(a)
Tesco Property Finance 6 PLC, Senior Secured Notes	5.411%	7/13/44	249,580	GBP	361,239	(g)
Yuzhou Properties Co., Ltd., Senior Bonds	8.750%	10/4/18	550,000		559,625	(g)
Total Real Estate Management & Development					3,596,912

See Notes to Financial Statements.

12	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Thrifts & Mortgage Finance — 0.5%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	1,020,000		$979,200	(a)
Total Financials					16,417,346
Health Care — 7.7%
Health Care Equipment & Supplies — 0.5%
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	160,000		164,800	(a)
Lantheus Medical Imaging Inc., Senior Notes	9.750%	5/15/17	810,000		834,908
Total Health Care Equipment & Supplies					999,708
Health Care Providers & Services — 4.7%
Acadia Healthcare Co. Inc., Senior Notes	12.875%	11/1/18	247,000		271,082
Acadia Healthcare Co. Inc., Senior Notes	6.125%	3/15/21	330,000		341,550
Acadia Healthcare Co. Inc., Senior Notes	5.625%	2/15/23	350,000		356,125	(a)
DaVita HealthCare Partners Inc., Senior Notes	5.000%	5/1/25	440,000		424,600
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	710,000		756,150	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	440,000		437,800	(a)
HCA Inc., Senior Bonds	5.375%	2/1/25	1,380,000		1,405,944
HCA Inc., Senior Notes	7.500%	2/15/22	170,000		195,712
HCA Inc., Senior Secured Notes	5.000%	3/15/24	320,000		326,400
HomeVi SAS, Senior Secured Bonds	6.875%	8/15/21	840,000	EUR	985,873	(a)
IASIS Healthcare LLC/IASIS Capital Corp., Senior Notes	8.375%	5/15/19	730,000		757,375
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	980,000		1,074,080
Tenet Healthcare Corp., Senior Notes	6.750%	6/15/23	100,000		102,125	(a)
Unilabs Subholding AB, Senior Secured Notes	8.500%	7/15/18	460,000	EUR	534,447	(a)
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	640,000		595,200
Total Health Care Providers & Services					8,564,463
Pharmaceuticals — 2.5%
Almirall SA, Senior Notes	4.625%	4/1/21	180,000	EUR	209,702	(a)
Concordia Healthcare Corp., Senior Notes	7.000%	4/15/23	550,000		551,375	(a)
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	207,000	EUR	243,928	(g)
DPx Holdings BV, Senior Notes	7.500%	2/1/22	530,000		554,513	(a)
Endo Finance LLC/Endo Ltd./Endo Finco Inc., Senior Notes	6.000%	7/15/23	550,000		563,062	(a)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	620,000		630,850	(a)(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	490,000		507,150	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.625%	12/1/21	140,000		143,500	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	570,000		577,125	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	6.125%	4/15/25	550,000		567,187	(a)
Total Pharmaceuticals					4,548,392
Total Health Care					14,112,563

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Industrials — 13.1%
Aerospace & Defense — 1.4%
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	1,053,000		$992,452	(a)
Ducommun Inc., Senior Notes	9.750%	7/15/18	570,000		600,695
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	880,000		882,200
Triumph Group Inc., Senior Notes	5.250%	6/1/22	170,000		168,725
Total Aerospace & Defense					2,644,072
Air Freight & Logistics — 0.8%
Air Medical Merger Sub Corp., Senior Notes	6.375%	5/15/23	250,000		236,250	(a)
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	700,000		750,645	(a)
XPO Logistics Inc., Senior Notes	5.750%	6/15/21	100,000	EUR	110,097	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	350,000		343,438	(a)
Total Air Freight & Logistics					1,440,430
Airlines — 1.5%
American Airlines, Pass-Through Trust, Secured Bonds	5.625%	1/15/21	237,548		247,050	(a)
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	169,564		181,009	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	486,218		503,236	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	7.373%	12/15/15	502,597		511,996
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	191,351		201,875
Delta Air Lines Inc., Pass-Through Certificates, Subordinated Secured Notes	9.750%	12/17/16	66,461		72,443
United Airlines Inc., Pass-Through Certificates, Secured Bonds	8.388%	11/1/20	14,694		15,309
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.750%	4/11/22	80,000		81,400
United Airlines Inc., Pass-Through Certificates, Secured Notes	4.625%	9/3/22	390,000		397,800
US Airways, Pass-Through Trust, Secured Bonds	6.750%	6/3/21	448,839		483,624
Total Airlines					2,695,742
Building Products — 0.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	470,000		439,450	(a)
Commercial Services & Supplies — 1.6%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	310,000		299,150	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	520,000		504,400
Paprec Holding, Senior Secured Bonds	5.250%	4/1/22	100,000	EUR	114,830	(a)
Paprec Holding, Subordinated Bonds	7.375%	4/1/23	100,000	EUR	115,944	(a)
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	180,000		178,200	(a)
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	830,000		821,700
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	630,000		611,100

See Notes to Financial Statements.

14	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Commercial Services & Supplies — continued
West Corp., Senior Notes	5.375%	7/15/22	290,000		$272,237	(a)
Total Commercial Services & Supplies					2,917,561
Construction & Engineering — 2.0%
AECOM, Senior Notes	5.875%	10/15/24	210,000		213,413	(a)
Astaldi SpA, Senior Notes	7.125%	12/1/20	280,000	EUR	328,974	(a)
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	530,000		447,850	(a)
Empresas ICA SAB de CV, Senior Notes	8.875%	5/29/24	936,000		704,340	(a)
Grupo Isolux Corsan Finance BV, Senior Bonds	6.625%	4/15/21	620,000	EUR	556,421	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	590,000		542,800	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	470,000		457,075	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	390,000		339,300	(a)
Total Construction & Engineering					3,590,173
Electrical Equipment — 0.8%
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	340,000		352,750	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	340,000		345,100	(a)
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	118,188	(a)
WESCO Distribution Inc., Senior Notes	5.375%	12/15/21	560,000		568,400
Total Electrical Equipment					1,384,438
Engineering & Construction — 0.1%
Novafives SAS, Senior Secured Notes	4.500%	6/30/21	200,000	EUR	213,683	(a)
Machinery — 1.3%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	390,000		405,600	(a)
Dematic SA/DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	885,000		922,612	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	390,000		428,025
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	153,000	EUR	183,365	(a)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	144,000	EUR	172,579	(g)
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	210,000	EUR	244,232	(a)
Total Machinery					2,356,413
Marine — 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	740,000		731,675	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	480,000		424,800
Total Marine					1,156,475
Professional Services — 0.3%
Equiniti Newco 2 PLC, Senior Secured Notes	7.125%	12/15/18	300,000	GBP	476,089	(g)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Road & Rail — 1.0%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	470,000		$479,400	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	210,000		211,050	(a)
Gategroup Finance Luxembourg SA, Senior Notes	6.750%	3/1/19	69,655	EUR	81,534	(a)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	890,000		827,700	(a)
Jurassic Holdings III Inc., Secured Notes	6.875%	2/15/21	230,000		180,550	(a)
Total Road & Rail					1,780,234
Trading Companies & Distributors — 1.0%
Ashtead Capital Inc., Secured Notes	5.625%	10/1/24	510,000		513,825	(a)
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	830,000		883,950	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	350,000		362,688
Total Trading Companies & Distributors					1,760,463
Transportation — 0.5%
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	700,000		700,000	(a)(b)
Syncreon Group BV/Syncreon Global Finance U.S. Inc., Senior Notes	8.625%	11/1/21	380,000		289,750	(a)
Total Transportation					989,750
Total Industrials					23,844,973
Information Technology — 1.9%
Communications Equipment — 0.3%
CommScope Inc., Senior Secured Notes	4.375%	6/15/20	110,000		111,375	(a)
CommScope Technologies Finance LLC, Senior Notes	6.000%	6/15/25	490,000		489,387	(a)
Total Communications Equipment					600,762
Electronic Equipment, Instruments & Components — 0.5%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	500,000		505,000
NXP BV/NXP Funding LLC, Senior Notes	4.625%	6/15/22	390,000		385,612	(a)
Total Electronic Equipment, Instruments & Components					890,612
Internet Software & Services — 0.2%
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	240,000		273,600
IT Services — 0.9%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	420,000		321,300	(a)
First Data Corp., Senior Notes	12.625%	1/15/21	520,000		601,900
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	568,000		640,420
Total IT Services					1,563,620
Software — 0.0%
Audatex North America Inc., Senior Notes	6.000%	6/15/21	50,000		51,563	(a)
Total Information Technology					3,380,157

See Notes to Financial Statements.

16	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Materials — 8.8%
Chemicals — 0.5%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	180,000		$181,800	(a)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	300,000		272,250
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	200,000		198,750	(a)(b)
KP Germany Erste GmbH, Senior Secured Notes	11.625%	7/15/17	150,000	EUR	179,101	(a)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	150,000		151,875	(a)
Total Chemicals					983,776
Construction Materials — 1.5%
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	400,000		447,500	(g)
Cemex Finance LLC, Senior Secured Notes	9.375%	10/12/22	260,000		290,875	(a)
Cemex SAB de CV, Senior Secured Notes	5.700%	1/11/25	770,000		736,274	(a)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	410,000		405,572	(a)
Cimpor Financial Operations BV, Senior Notes	5.750%	7/17/24	420,000		342,300	(a)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	400,000		388,000	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	60,000		56,700	(a)
Total Construction Materials					2,667,221
Containers & Packaging — 2.5%
Ardagh Packaging Finance PLC, Senior Notes	9.250%	10/15/20	375,000	EUR	445,243	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	7.000%	11/15/20	139,412		142,897	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.286%	12/15/19	670,000		654,088	(a)(f)
Ball Corp., Senior Notes	5.250%	7/1/25	420,000		415,800
BWAY Holding Co., Senior Notes	9.125%	8/15/21	350,000		362,250	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	460,000		460,000	(a)
Pactiv LLC, Senior Notes	7.950%	12/15/25	1,720,000		1,711,400
ProGroup AG, Senior Secured Notes	5.125%	5/1/22	100,000	EUR	113,993	(a)
SGD Group SAS, Senior Secured Bonds	5.625%	5/15/19	250,000	EUR	283,938	(a)
Total Containers & Packaging					4,589,609
Metals & Mining — 3.9%
ArcelorMittal, Senior Bonds	5.125%	6/1/20	250,000		254,063
ArcelorMittal, Senior Bonds	6.125%	6/1/25	460,000		459,712
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	370,000		347,800	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	480,000		409,200
Evraz Group SA, Senior Notes	9.500%	4/24/18	370,000		382,843	(g)
Evraz Group SA, Senior Notes	6.750%	4/27/18	1,170,000		1,130,197	(a)
FMG Resources (August 2006) Pty Ltd., Senior Notes	6.875%	4/1/22	790,000		556,950	(a)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — continued
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	580,000		$600,300	(a)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	420,000		21,000	(a)(c)(h)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	4,177		0	(a)(c)(d)(j)
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	250,000		231,250	(a)
Ryerson Inc./Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	430,000		434,300
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	620,000	EUR	718,267	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.750%	11/15/22	630,000		682,762	(a)(b)
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	230,000		243,225
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	370,000		344,100
Tupy Overseas SA, Senior Bonds	6.625%	7/17/24	300,000		295,125	(a)
Total Metals & Mining					7,111,094
Paper & Forest Products — 0.4%
Appvion Inc., Secured Notes	9.000%	6/1/20	690,000		438,150	(a)
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	300,000		274,500
Verso Paper Holdings LLC/Verso Paper Inc., Senior Secured Notes	11.750%	1/15/19	100,000		61,000
Total Paper & Forest Products					773,650
Total Materials					16,125,350
Telecommunication Services — 7.1%
Diversified Telecommunication Services — 4.0%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	437,000		439,185	(a)
CenturyLink Inc., Senior Notes	6.450%	6/15/21	320,000		324,000
CenturyLink Inc., Senior Notes	5.800%	3/15/22	250,000		239,688
CenturyLink Inc., Senior Notes	6.750%	12/1/23	160,000		161,100
CenturyLink Inc., Senior Notes	5.625%	4/1/25	120,000		108,750	(a)
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	690,000		683,962	(a)
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	400,000		403,000	(a)
Intelsat Jackson Holdings SA, Senior Bonds	5.500%	8/1/23	880,000		782,540
Intelsat Jackson Holdings SA, Senior Notes	7.250%	10/15/20	150,000		148,875
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	280,000		277,900
Intelsat Luxembourg SA, Senior Bonds	8.125%	6/1/23	510,000		425,850
Oi SA, Senior Notes	5.750%	2/10/22	650,000		566,312	(a)
Oi SA, Senior Notes	5.750%	2/10/22	380,000		331,075	(g)
Telemar Norte Leste SA, Senior Notes	5.500%	10/23/20	220,000		202,675	(g)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	970,000		930,715	(a)
UPCB Finance V Ltd., Senior Secured Notes	7.250%	11/15/21	153,000		166,005	(a)

See Notes to Financial Statements.

18	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Diversified Telecommunication Services — continued
Windstream Corp., Senior Notes	7.500%	6/1/22	270,000		$238,275
Windstream Corp., Senior Notes	7.500%	4/1/23	860,000		754,650
Total Diversified Telecommunication Services					7,184,557
Wireless Telecommunication Services — 3.1%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	100,000	EUR	112,600	(a)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	400,000		398,120	(a)
Play Finance 1 SA, Senior Secured Bonds	6.500%	8/1/19	200,000	EUR	233,510	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	820,000		707,250
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,060,000		1,033,500
Sprint Corp., Senior Notes	7.875%	9/15/23	1,420,000		1,388,476
Sprint Corp., Senior Notes	7.625%	2/15/25	460,000		434,700
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	1,130,000		1,110,225	(g)
VimpelCom Holdings BV, Senior Notes	7.504%	3/1/22	290,000		284,925	(a)
Total Wireless Telecommunication Services					5,703,306
Total Telecommunication Services					12,887,863
Utilities — 1.9%
Electric Utilities — 1.2%
Midwest Generation LLC, Pass-Through Certificates	8.560%	1/2/16	78,194		78,194
NRG REMA LLC, Pass-Through Certificates	9.237%	7/2/17	716,027		753,618
NRG REMA LLC, Pass-Through Certificates	9.681%	7/2/26	480,000		517,200
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	120,000		135,000
Viridian Group FundCo II Ltd., Senior Secured Notes	7.500%	3/1/20	590,000	EUR	660,392	(a)
Total Electric Utilities					2,144,404
Gas Utilities — 0.3%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.500%	6/1/24	510,000		512,295
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp., Senior Notes	4.875%	5/15/23	600,000		567,000
AES Corp., Senior Notes	5.500%	3/15/24	60,000		58,050
Foresight Energy LLC/Foresight Energy Corp., Senior Notes	7.875%	8/15/21	260,000		234,000	(a)
Total Independent Power and Renewable Electricity Producers					859,050
Total Utilities					3,515,749
Total Corporate Bonds & Notes (Cost — $167,791,998)					158,401,282
Convertible Bonds & Notes — 0.2%
Materials — 0.2%
Chemicals — 0.1%
Hercules Inc., Junior Subordinated Bonds	6.500%	6/30/29	130,000		118,219

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds	9.500%	6/24/19	355,511		$261,300	(a)(b)(c)
Total Materials					379,519
Telecommunication Services — 0.0%
Diversified Telecommunication Services — 0.0%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	498,100	MXN	60,213	(a)
Total Convertible Bonds & Notes (Cost — $539,710)					439,732
Senior Loans — 2.8%
Consumer Discretionary — 0.9%
Hotels, Restaurants & Leisure — 0.3%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	450,000		459,000	(k)(l)
Specialty Retail — 0.6%
CWGS Group LLC, Term Loan	5.250%	2/20/20	608,000		612,180	(k)(l)
Gymboree Corp., Initial Term Loan	5.000%	2/23/18	220,000		158,730	(k)(l)
Spencer Gifts LLC, 2nd Lien Term Loan	11.500%	11/12/21	410,000		414,100	(k)(l)
Total Specialty Retail					1,185,010
Total Consumer Discretionary					1,644,010
Consumer Staples — 0.1%
Food Products — 0.1%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	170,000		172,975	(k)(l)
Health Care — 0.6%
Health Care Equipment & Supplies — 0.2%
Lantheus Medical Imaging Inc., Term Loan	—	10/15/22	380,000		375,744	(m)
Health Care Providers & Services — 0.4%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	720,000		710,100	(k)(l)
Total Health Care					1,085,844
Materials — 0.4%
Chemicals — 0.4%
Kerling PLC, EUR Term Loan	10.000%	6/30/16	300,000	EUR	337,381	(k)(l)
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	339,734		350,138	(k)(l)
Total Materials					687,519
Utilities — 0.8%
Electric Utilities — 0.2%
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	448,875		444,386	(k)(l)
Independent Power and Renewable Electricity Producers — 0.6%
Energy Future Intermediate Holding Co., LLC, DIP Term Loan	4.250%	6/19/16	1,081,108		1,083,811	(k)(l)
Total Utilities					1,528,197
Total Senior Loans (Cost — $5,217,397)					5,118,545

See Notes to Financial Statements.

20	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 3.2%
Brazil — 0.7%
Federative Republic of Brazil, Notes	10.000%	1/1/25	1,502,000	BRL	$418,189
Federative Republic of Brazil, Senior Notes	10.000%	1/1/17	2,657,000	BRL	814,086
Total Brazil					1,232,275
Mexico — 2.0%
United Mexican States, Senior Bonds	6.500%	6/9/22	56,816,000	MXN	3,753,941
Venezuela — 0.5%
Bolivarian Republic of Venezuela, Senior Notes	7.750%	10/13/19	2,234,000		876,845	(g)
Total Sovereign Bonds (Cost — $7,641,014)					5,863,061
U.S. Government & Agency Obligations — 1.0%
U.S. Government Obligations — 1.0%
U.S. Treasury Notes (Cost — $1,782,960)	1.500%	5/31/20	1,790,000		1,780,350

			Shares
Common Stocks — 1.7%
Consumer Discretionary — 0.2%
Automobiles — 0.2%
Ford Motor Co.			25,160		377,652
Hotels, Restaurants & Leisure — 0.0%
Bossier Casino Venture Holdco Inc.			26,303		0	*(c)(d)(j)
Media — 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			2		67,528	*(c)
Total Consumer Discretionary					445,180
Energy — 0.4%
Energy Equipment & Services — 0.4%
KCAD Holdings I Ltd.			75,024,286		772,675	*(c)(d)
Financials — 0.5%
Banks — 0.5%
Citigroup Inc.			3,909		215,933
JPMorgan Chase & Co.			9,026		611,602
Total Financials					827,535
Health Care — 0.3%
Health Care Providers & Services — 0.3%
Physiotherapy Associates Holdings Inc.			5,500		456,500	*(c)(d)
Industrials — 0.3%
Marine — 0.1%
DeepOcean Group Holding AS			19,935		152,391	*(c)(d)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Variable Global High Yield Bond Portfolio

Security			Shares	Value
Trading Companies & Distributors — 0.2%
H&E Equipment Services Inc.			20,295	$405,291
Total Industrials				557,682
Materials — 0.0%
Metals & Mining — 0.0%
Mirabela Nickel Ltd.			871,025	77,285	*
Total Common Stocks (Cost — $3,123,319)				3,136,857

	Rate
Convertible Preferred Stocks — 0.1%
Energy — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Rex Energy Corp. (Cost — $160,000)	6.000%		1,600	77,900
Preferred Stocks — 1.2%
Financials — 1.2%
Consumer Finance — 0.7%
GMAC Capital Trust I	8.125%		48,442	1,258,523	(f)
Diversified Financial Services — 0.5%
Citigroup Capital XIII	7.875%		36,975	959,871	(f)
Total Preferred Stocks (Cost — $2,176,586)				2,218,394

		Expiration Date	Warrants
Warrants — 0.1%
Jack Cooper Holdings Corp.		12/15/17	627	106,590	*(a)
Jack Cooper Holdings Corp.		5/6/18	309	52,530	*(a)
Total Warrants (Cost — $16,894)				159,120
Total Investments — 97.1% (Cost — $188,449,878#)				177,195,241
Other Assets in Excess of Liabilities — 2.9%				5,352,518
Total Net Assets — 100.0%				$182,547,759

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Illiquid security.

(d)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(e)	The maturity principal is currently in default as of June 30, 2015.

See Notes to Financial Statements.

22	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

Western Asset Variable Global High Yield Bond Portfolio

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(h)	The coupon payment on these securities is currently in default as of June 30, 2015.

(i)	Security has no maturity date. The date shown represents the next call date.

(j)	Value is less than $1.

(k)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(m)	All or a portion of this loan is unfunded as of June 30, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
AUD	— Australian Dollar
BRL	— Brazilian Real
DIP	— Debtor-in-Possession
EUR	— Euro
GBP	— British Pound
MXN	— Mexican Peso

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2015

Western Asset Variable Global High Yield Bond Portfolio

Summary of Investments by Country**
United States	60.2%
United Kingdom	9.2
Mexico	3.9
Brazil	3.3
Russia	3.1
Luxembourg	3.0
France	2.8
Germany	2.0
Netherlands	1.9
Canada	1.8
Hong Kong	1.7
Australia	1.3
Venezuela	1.2
Ireland	0.7
Greece	0.5
Indonesia	0.5
Spain	0.4
Argentina	0.4
Poland	0.3
China	0.3
Singapore	0.3
Bahamas	0.2
Jamaica	0.2
Italy	0.2
Colombia	0.2
United Arab Emirates	0.2
Norway	0.1
Portugal	0.1
Switzerland	0.0 ‡
100.0%

**	As a percentage of total investments. Please note that the Portfolio holdings are as of June 30, 2015 and are subject to change.

‡	Represents less than 0.1%.

See Notes to Financial Statements.

24	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2015

Assets:
Investments, at value (Cost — $188,449,878)	$177,195,241
Foreign currency, at value (Cost — $361,101)	347,216
Cash	1,816,358
Interest receivable	3,158,126
Receivable for securities sold	1,524,237
Unrealized appreciation on forward foreign currency contracts	286,981
Receivable for Portfolio shares sold	16,452
Deposits with brokers for centrally cleared swap contracts	5,460
Prepaid expenses	819
Total Assets	184,350,890

Liabilities:
Payable for securities purchased	1,359,736
Payable for Portfolio shares repurchased	156,962
Investment management fee payable	106,539
Unrealized depreciation on forward foreign currency contracts	83,346
Service and/or distribution fees payable	4,987
Trustees’ fees payable	481
Accrued expenses	91,080
Total Liabilities	1,803,131
Total Net Assets	$182,547,759

Net Assets:
Par value (Note 7)	$241
Paid-in capital in excess of par value	205,063,388
Undistributed net investment income	5,196,404
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(16,643,274)
Net unrealized depreciation on investments and foreign currencies	(11,069,000)
Total Net Assets	$182,547,759

Shares Outstanding:
Class I	21,059,553
Class II	3,045,480

Net Asset Value:
Class I	$7.55
Class II	$7.73

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	25

Statement of operations (unaudited)

For the Six Months Ended June 30, 2015

Investment Income:
Interest	$6,436,917
Dividends	171,842
Total Investment Income	6,608,759

Expenses:
Investment management fee (Note 2)	655,554
Shareholder reports	37,468
Service and/or distribution fees (Notes 2 and 5)	33,876
Audit and tax fees	22,800
Legal fees	13,183
Fund accounting fees	9,307
Custody fees	2,644
Insurance	2,393
Trustees’ fees	1,423
Transfer agent fees (Note 5)	1,098
Miscellaneous expenses	1,877
Total Expenses	781,623
Net Investment Income	5,827,136

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(3,029,589)
Futures contracts	(209,006)
Foreign currency transactions	1,076,089
Net Realized Loss	(2,162,506)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	380,321
Futures contracts	88,509
Foreign currencies	(154,171)
Change in Net Unrealized Appreciation (Depreciation)	314,659
Net Loss on Investments, Futures Contracts and Foreign Currency Transactions	(1,847,847)
Increase in Net Assets from Operations	$3,979,289

See Notes to Financial Statements.

26	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2015 (unaudited) and the Year Ended December 31, 2014	2015	2014

Operations:
Net investment income	$5,827,136	$13,170,123
Net realized gain (loss)	(2,162,506)	927,274
Change in net unrealized appreciation (depreciation)	314,659	(15,833,196)
Increase (Decrease) in Net Assets from Operations	3,979,289	(1,735,799)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(550,003)	(13,900,008)
Decrease in Net Assets from Distributions to Shareholders	(550,003)	(13,900,008)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	21,079,563	58,183,402
Reinvestment of distributions	550,003	13,900,008
Cost of shares repurchased	(34,367,146)	(71,346,774)
Increase (Decrease) in Net Assets from Portfolio Share Transactions	(12,737,580)	736,636
Decrease in Net Assets	(9,308,294)	(14,899,171)

Net Assets:
Beginning of period	191,856,053	206,755,224
End of period*	$182,547,759	$191,856,053
*Includes undistributed (overdistributed) net investment income, respectively, of:	$5,196,404	$(80,729)

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	27

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$7.42	$8.12	$8.12	$7.38	$7.90	$7.50

Income (loss) from operations:
Net investment income	0.23	0.53	0.57	0.60	0.62	0.68
Net realized and unrealized gain (loss)	(0.08)	(0.63)	(0.06)	0.74	(0.50)	0.44
Total income (loss) from operations	0.15	(0.10)	0.51	1.34	0.12	1.12

Less distributions from:
Net investment income	(0.02)	(0.60)	(0.51)	(0.60)	(0.64)	(0.72)
Total distributions	(0.02)	(0.60)	(0.51)	(0.60)	(0.64)	(0.72)

Net asset value, end of period	$7.55	$7.42	$8.12	$8.12	$7.38	$7.90
Total return[3]	2.06%	(1.15)%	6.27%	18.33%	1.58%	15.07%

Net assets, end of period (000s)	$159,011	$160,245	$162,826	$164,191	$118,714	$121,188

Ratios to average net assets:
Gross expenses	0.80%[4]	0.81%	0.81%	0.87%	0.94%	0.91%
Net expenses[5]	0.80 [4]	0.81	0.81	0.87	0.94 [6]	0.91
Net investment income	6.26 [4]	6.34	6.77	7.48	7.70	8.49

Portfolio turnover rate	44%	62%	74%	73%	77%	108%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to August 1, 2012, the expense limitation was 1.00%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

28	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2015[2]	2014	2013	2012	2011	2010

Net asset value, beginning of period	$7.60	$8.30	$8.29	$7.50	$8.01	$7.58

Income (loss) from operations:
Net investment income	0.23	0.52	0.55	0.59	0.61	0.66
Net realized and unrealized gain (loss)	(0.08)	(0.65)	(0.05)	0.76	(0.51)	0.45
Total income (loss) from operations	0.15	(0.13)	0.50	1.35	0.10	1.11

Less distributions from:
Net investment income	(0.02)	(0.57)	(0.49)	(0.56)	(0.61)	(0.68)
Total distributions	(0.02)	(0.57)	(0.49)	(0.56)	(0.61)	(0.68)

Net asset value, end of period	$7.73	$7.60	$8.30	$8.29	$7.50	$8.01
Total return[3]	2.01%	(1.51)%	6.06%	18.08%	1.27%	14.70%

Net assets, end of period (000s)	$23,537	$31,611	$43,929	$25,488	$27,992	$28,596

Ratios to average net assets:
Gross expenses	1.05%[4]	1.07%	1.08%	1.15%	1.20%	1.17%
Net expenses[5]	1.05 [4]	1.07	1.08	1.15 [6]	1.20 [6]	1.17
Net investment income	5.99 [4]	6.06	6.49	7.23	7.43	8.22

Portfolio turnover rate	44%	62%	74%	73%	77%	108%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2015 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized

[5]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. Prior to August 1, 2012, the expense limitation was 1.25%.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	29

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Variable Global High Yield Bond Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

30	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$28,196,194	$640,427		$28,836,621
Industrials	—	23,597,923	247,050		23,844,973
Materials	—	16,125,350	0	*	16,125,350
Utilities	—	2,920,355	595,394		3,515,749
Other corporate bonds & notes	—	86,078,589	—		86,078,589
Convertible bonds & notes	—	439,732	—		439,732
Senior loans:
Consumer discretionary	—	770,910	873,100		1,644,010
Consumer staples	—	—	172,975		172,975
Health care	—	710,100	375,744		1,085,844
Other senior loans	—	2,215,716	—		2,215,716
Sovereign bonds	—	5,863,061	—		5,863,061
U.S. government & agency obligations	—	1,780,350	—		1,780,350
Common stocks:
Consumer discretionary	$377,652	—	67,528		445,180
Energy	—	—	772,675		772,675
Health care	—	—	456,500		456,500
Industrials	405,291	—	152,391		557,682
Other common stocks	904,820	—	—		904,820
Convertible preferred stocks	—	77,900	—		77,900
Preferred stocks	2,218,394	—	—		2,218,394
Warrants	—	159,120	—		159,120
Total investments	$3,906,157	$168,935,300	$4,353,784		$177,195,241
Other financial instruments:
Forward foreign currency contracts	—	$286,981	—		$286,981
Total	$3,906,157	$169,222,281	$4,353,784		$177,482,222

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Other financial instruments:
Forward foreign currency contracts	—	$83,346	—		$83,346

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

32	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds & Notes
Investments in Securities	Consumer Discretionary	Industrials	Materials		Utilities
Balance as of December 31, 2014	$745,744	—	$0	*	—
Accrued premiums/discounts	4,289	—	—		—
Realized gain (loss)[1]	6	—	—		—
Change in unrealized appreciation (depreciation)[2]	43,024	—	—		—
Purchases	20,344	—	—		—
Sales	(172,980)	—	—		—
Transfers into Level 3[3]	—	$247,050	—		$595,394
Transfers out of Level 3	—	—	—		—
Balance as of June 30, 2015	$640,427	$247,050	$0	*	$595,394
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2015[2]	$40,289	—	—		—

	Senior Loans
Investments in Securities (cont’d)	Consumer Discretionary	Consumer Staples	Health Care
Balance as of December 31, 2014	—	—	—
Accrued premiums/discounts	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)[2]	$6,150	—	$494
Purchases	407,950	—	375,250
Sales	—	—	—
Transfers into Level 3[3]	459,000	$172,975	—
Transfers out of Level 3	—	—	—
Balance as of June 30, 2015	$873,100	$172,975	$375,744
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2015[2]	$6,150	—	$494

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

	Common Stocks
Investments in Securities (cont’d)	Consumer Discretionary		Energy	Health Care	Industrials	Materials	Total
Balance as of December 31, 2014	$0	*	$154,625	$456,500	$488,181	$20,492	$1,865,542
Accrued premiums/discounts	—		—	—	—	—	4,289
Realized gain (loss)[1]	—		—	—	—	—	6
Change in unrealized appreciation (depreciation)[2]	—		618,050	—	(335,790)	56,793	388,721
Purchases	—		—	—	—	—	803,544
Sales	—		—	—	—	—	(172,980)
Transfers into Level 3[3]	67,528		—	—	—	—	1,541,947
Transfers out of Level 3[4]	—		—	—	—	(77,285)	(77,285)
Balance as of June 30, 2015	$67,528		$772,675	$456,500	$152,391	—	$4,353,784
Net change in unrealized appreciation (depreciation) for investments in securities still held at June 30, 2015[2]	—		$618,050	—	$(335,790)	—	$329,193

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]	This amount is included in net realized gain (loss) from investment transactions in the accompanying Statement of Operations.

[2]

This amount is included in the change in net unrealized appreciation (depreciation) in the accompanying Statement of Operations. Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[3]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[4]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

34	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

(c) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Portfolio is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(g) Unfunded loan commitments. The Portfolio may enter into certain credit agreements where all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2015, the Portfolio had sufficient cash and/or securities to cover these commitments.

(h) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

36	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

(i) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

The Portfolio has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

As of June 30, 2015, the Portfolio held forward foreign currency contracts with credit related contingent features which had a liability position of $83,346. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(l) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(m) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(n) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(o) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2015, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

38	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

(p) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company (“Western Asset”), Western Asset Management Company Limited (“Western Asset Limited”) and Western Asset Management Company Pte. Ltd. (“Western Singapore”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset Limited and Western Singapore are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to Western Asset the day-to day portfolio management of the Portfolio. Western Asset Limited and Western Singapore provide certain advisory services to the Portfolio relating to currency transactions and investment in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset 70% of the net investment management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset Limited and Western Singapore a subadvisory fee of 0.30% on the assets managed by Western Asset Limited and Western Singapore.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.90% and 1.15%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$79,114,982	$5,650,877
Sales	76,575,710	3,861,042

At June 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,134,427
Gross unrealized depreciation	(14,389,064)
Net unrealized depreciation	$(11,254,637)

At June 30, 2015, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,618,639	EUR	7,636,000	Bank of America, N.A.	7/16/15	$104,059
EUR	640,000	USD	722,511	Citibank N.A.	8/13/15	(8,608)
USD	434,005	AUD	550,000	Citibank N.A.	8/13/15	10,622
USD	3,085,754	EUR	2,735,307	Citibank N.A.	8/13/15	34,594
USD	367,957	EUR	330,000	Citibank N.A.	8/13/15	(149)
USD	337,568	GBP	221,262	Credit Suisse	8/13/15	(9,990)
USD	469,488	GBP	300,000	Credit Suisse	8/13/15	(1,750)
USD	440,184	EUR	390,810	JPMorgan Chase & Co.	8/13/15	4,246
USD	6,429,179	EUR	5,644,805	UBS AG	8/13/15	132,552
USD	346,704	EUR	310,000	UBS AG	8/13/15	908
USD	1,916,234	GBP	1,259,926	UBS AG	8/13/15	(62,849)
Total						$203,635

Abbreviations used in this table:
AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2015.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$286,981

40	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$83,346

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(209,006)	—	$(209,006)
Forward foreign currency contracts[1]	—	$1,165,374	1,165,374
Total	$(209,006)	$1,165,374	$956,368

[1]	Net realized gain (loss) from forward foreign currency contracts is reported in net realized gain (loss) from foreign currency transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$88,509	—	$88,509
Forward foreign currency contracts[1]	—	$(186,947)	(186,947)
Total	$88,509	$(186,947)	$(98,438)

[1]

The change in unrealized appreciation (depreciation) from forward foreign currency contracts is reported in the change in net unrealized appreciation (depreciation) from foreign currencies in the Statement of Operations.

During the six months ended June 30, 2015, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Futures contracts (to sell)†	$3,825,223
Forward foreign currency contracts (to buy)	582,669
Forward foreign currency contracts (to sell)	14,537,245

†	At June 30, 2015, there were no open positions held in this derivative.

The following table presents by financial instrument, the Portfolio’s derivative assets net of the related collateral received by the Portfolio at June 30, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Forward foreign currency contracts	$286,981	—	$286,981

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

The following table presents by financial instrument, the Portfolio’s derivative liabilities net of the related collateral pledged by the Portfolio at June 30, 2015:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged	Net Amount
Forward foreign currency contracts	$83,346	—	$83,346

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

5. Class specific expenses

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2015, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$573
Class II	$33,876	525
Total	$33,876	$1,098

6. Distributions to shareholders by class

	Six Months Ended June 30, 2015	Year Ended December 31, 2014
Net Investment Income:
Class I	$480,324	$12,019,258
Class II	69,679	1,880,750
Total	$550,003	$13,900,008

7. Shares of beneficial interest

At June 30, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

42	Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,154,465	$8,668,097	4,213,901	$35,409,448
Shares issued on reinvestment	63,035	480,324	1,633,051	12,019,258
Shares repurchased	(1,760,075)	(13,268,748)	(4,290,922)	(35,937,089)
Net increase (decrease)	(542,575)	$(4,120,327)	1,556,030	$11,491,617

Class II
Shares sold	1,608,517	$12,411,466	2,733,420	$22,773,954
Shares issued on reinvestment	8,933	69,679	249,436	1,880,750
Shares repurchased	(2,729,682)	(21,098,398)	(4,118,441)	(35,409,685)
Net decrease	(1,112,232)	$(8,617,253)	(1,135,585)	$(10,754,981)

8. Capital loss carryforward

As of December 31, 2014, the Portfolio had the following net capital loss carryforward remaining:

Year of Expiration	Amount
12/31/2017	$(14,004,776)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $546,428, which have no expiration date, must be used first to offset any such gains.

Western Asset Variable Global High Yield Bond Portfolio 2015 Semi-Annual Report	43

Western Asset

Variable Global High Yield Bond Portfolio

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust*

President

*	Effective June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset Variable Global High Yield Bond Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Western Asset Variable Global High Yield Bond Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) on the Portfolio’s website at www.leggmason.com/
individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Variable Global High Yield Bond Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

FDXX010090 8/15 SR15-2552

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 21, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 21, 2015